Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts Receivable [Abstract]
Schedule of accounts receivable
	March 31, 2014	December 31, 2013
Accounts receivable	$2,464,304	$2,984,690
Less: Allowance for doubtful accounts	(109,005)	(58,367)
	$2,355,299	$2,926,323

	December 31,
	2013	2012
Accounts receivable	$2,984,690	$1,712,390
Less: allowance for doubtful accounts	(58,367)	(45,067)
	$2,926,323	$1,667,323